Investments in Associates and Joint Ventures - Carrying Value of Investments in Associates (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2022	Jul. 29, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 03, 2018	Nov. 08, 2018	Feb. 28, 2018
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	₱ 17,922		₱ 17,206				₱ 1,664
Carrying value of investments in joint ventures	33,624		36,158
Total carrying value of investments in associates and joint ventures	51,546		53,364	₱ 52,123
VTI, Bow Arken and Brightshare [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures	33,584		33,596
Telecommunications Connectivity, Inc., or TCI [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures	40		39
Multisys [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates		₱ 248
Carrying value of investments in joint ventures			2,521		₱ 550	₱ 2,150
PFC [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures			1
VFC [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures			1
Beacon [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in joint ventures	40,966
MediaQuest PDRs [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	9,855		9,984
Total carrying value of investments in associates and joint ventures	12,634		10,508
VIH [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	7,959		7,080
Total carrying value of investments in associates and joint ventures	9,714		6,398
Appcard, Inc., or Appcard [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates	₱ 108		110
Asia Outsourcing Beta Limited [Member]
Disclosure of Investments in Associates and Joint Ventures [Line Items]
Carrying value of investments in associates			₱ 32